FINANCIAL INSTRUMENTS	3 Months Ended
Mar. 31, 2012
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

9.     FINANCIAL INSTRUMENTS

  The Company utilizes foreign exchange hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represent a portion of the Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2012.

  As at March 31, 2012, forward contracts with a cash flow hedging relationship that did qualify for hedge accounting, hedged $225 million of 2012 expenditures. $25 million will expire each month during 2012 at an average rate of US$1.00 = C$1.01. There were no similar effective foreign exchange forward contracts in the first three months of 2011. The effective hedges that expired for the three months ended March 31, 2011 resulted in a realized gain of $0.5 million. As of March 31, 2012, the Company recognized a mark-to-market gain of $2.4 million in accumulated other comprehensive income (loss). Amounts deferred in accumulated other comprehensive income (loss) are reclassified to Production costs, as applicable, when the hedged transaction has occurred.

  In March 2011, the Company entered into a foreign exchange forward contract at a rate of C$0.99 per US dollar with an ineffective cash flow hedging relationship that did not qualify for hedge accounting. There were no forward contracts with ineffective cash flow hedging relationships purchased/outstanding during the first three months ended March 31, 2012. The risk hedged in 2011 was the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represented a portion of the unhedged forecasted Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2011. In 2011, the forward contract hedged $90 million of 2011 expenditures. $10 million was scheduled to expire each month starting in April 2011 and to be completely expired by December 31, 2011. As of March 31, 2011, the Company recognized a mark-to-market gain of $1.5 million in the Gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income (loss).

  The Company's other foreign currency derivative strategies in 2011 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars to Canadian dollars. All of these derivative transactions expired prior to period-end such that no derivatives were outstanding on March 31, 2012. The Company's foreign currency derivative strategy generated $0.5 million (2011 — $1.5 million) in call option premiums for the quarter ended March 31, 2012 that were recognized in the Gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income (loss).

  During the three months ended March 31, 2012 the Company had intra-quarter zinc financial instruments realized gains of $0.4 million (2011 — nil) that were recognized in the Gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income (loss). There were no intra-quarter zinc financial instruments purchased/outstanding during the three months ended March 31, 2011.

  In the first quarter of 2011, to mitigate the risks associated with fluctuating zinc prices, the Company entered into a zero-cost collar to hedge the price on a portion of zinc associated with the LaRonde mine's 2011 production. The purchase of zinc put options was financed through selling zinc call options at a higher level such that the net premium payable to the counterparty by the Company was nil. All zinc financial instruments expired or were realized in 2011. There were no zinc zero-cost collars purchased/outstanding during the three months ended March 31, 2012.

  In 2011, a total of 20,000 metric tonnes of zinc call options were written at a strike price of $2,500 per metric tonne with 2,000 metric tonnes expiring each month beginning February 28, 2011. A total of 20,000 metric tonnes of zinc put options were purchased at a strike price of $2,200 per metric tonne with 2,000 metric tonnes expiring each month beginning February 28, 2011. While setting a minimum price, the zero-cost collar strategy also limits participation to zinc prices above $2,500 per metric tonne. These contracts did not qualify for hedge accounting under ASC 815 — Derivatives and Hedging. Gains or losses, along with mark-to-market adjustments are recognized in the Gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income (loss). The options that expired during the first quarter of 2011 expired out of the money. As at March 31, 2011, the Company had an unrealized mark-to-market gain of $0.5 million.

  In addition, the Company recognized a gain of nil on intra-quarter silver financial instruments associated with timing of sales of silver products during the first quarter of 2012 (2011 — $(2.1) million) that were recognized in the Gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income (loss). There were no silver financial instruments purchased/outstanding during the three months ended March 31, 2012.

  The following table sets out the changes in the Accumulated other comprehensive income (loss) ("AOCI") balances recorded in the consolidated financial statements pertaining to foreign exchange hedging activities. The fair values, based on calculated mark-to-market valuations, of recorded derivative related assets and liabilities and their corresponding entries to AOCI reflect the netting of the fair values of individual derivative financial instruments.

	Three Months Ended March 31,
	2012	2011
AOCI, beginning of year	$(4,404)	$—
Loss reclassified from AOCI into production costs	(510)	—
Other comprehensive loss recognized	7,274	—

AOCI, end of year	$2,360	$—

  The following table provides a summary of the amounts recognized in the Gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income (loss):

	Three Months Ended March 31,
	2012	2011
Premiums realized on written foreign exchange call options	$419	$1,360
Mark-to-market gain on foreign exchange financial instruments	—	1,548
Realized gain on zinc financial instruments	476	—
Mark-to-market gain on zinc financial instruments	—	516
Realized loss on silver financial instruments	—	(2,073)

	$895	$1,351